Fair Value Measurement (Details 7)	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Initial cost basis	$ 6,094,712
Upward adjustments	1,017,468
Total carrying value at the end of the period	$ 7,112,180